Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency contracts outstanding as at March 31, 2019 related to operating cash flows are:

(in millions)	Contract Amount		Primary Currency
Forward contract to purchase Canadian dollars	US$	155.0	U.S. dollars
		€72.9	Euros

Forward contract to sell Canadian dollars	US$	65.9	U.S. dollars
		€32.7	Euros

Forward contract to purchase Euros	CHF	2.1	Swiss francs
	CNY	588.5	Chinese yuan
		£16.0	British Pounds sterling
	HKD	121.6	Hong Kong dollar
	SEK	10.7	Swedish Krona

Forward contract to sell Euros	CHF	11.4	Swiss francs
		£1.0	British Pounds sterling

Schedule of Aging of Trade Receivables
The aging of trade receivables is as follows:

	Total		Past due
		Current	< 30 days	31-60 days	> 60 days
	$	$	$	$	$
Trade accounts receivable	19.7	12.9	4.7	0.5	1.6
Credit card receivables	1.6	1.6	—	—	—
March 31, 2019	21.3	14.5	4.7	0.5	1.6

Trade accounts receivable	9.7	4.3	2.8	1.0	1.6
Credit card receivables	3.0	3.0	—	—	—
March 31, 2018	12.7	7.3	2.8	1.0	1.6

Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 31, 2019:

	2020	2021	2022	2023	2024	Thereafter	Total
Contractual obligations	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	110.4	—	—	—	—	—	110.4
Revolving facility	—	—	—	—	—	—	—
Term loan	—	—	152.4	—	—	—	152.4
Note payable (note 5)	—	3.0	—	—	—	—	3.0
Interest commitments relating to long-term debt (1)	9.9	9.9	6.6	—	—	—	26.4
Operating leases	32.4	36.0	34.5	32.9	30.6	87.0	253.4
Pension obligation	—	—	—	—	—	2.2	2.2

(1)	Interest commitments are calculated based on the loan balance and the interest rate payable on the Term Loan of 6.50% as at March 31, 2019.